Commitments - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2015 USD ($) yr	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)
Other Commitments [Line Items]
Capital commitments for purchase of property, plant and equipment	$ 205,435	$ 126,792
Operating lease rental expense	185,369	247,234	$ 361,918
Gross operating lease rental income	3,444,186	1,292,903	$ 177,556
Future lease payments due on renewed tenancy agreements	$ 9,707,628	$ 10,362,955
Subsidiaries [Member]
Other Commitments [Line Items]
Leasing term extension period, years | yr	1
Future lease payments due on renewed tenancy agreements	$ 92,848